Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions

Note 4 – Acquisitions

The Company’s growth strategy includes expanding the number of vacation rental properties on its platform through individual additions, portfolio transactions, and strategic acquisitions. While the Company onboards individual vacation rental properties through its direct sales team, the Company engages in portfolio transactions and strategic acquisitions to onboard multiple homes in a single transaction. Portfolio and strategic acquisitions are generally accounted for as business combinations. The goodwill resulting from portfolio transactions and strategic acquisitions arises largely from synergies expected from combining the operations of the businesses acquired with the Company's existing operations, as well as from benefits derived from gaining the related assembled workforce.

Three Months Ended March 31, 2022

During the three months ended March 31, 2022, the Company completed seven separate portfolio transactions, accounted for as business combinations, for total consideration of $18.9 million, comprised of $13.0 million cash paid, net of cash acquired, $1.8 million of contingent consideration, and $4.1 million of deferred payments to sellers. The fair value of the contingent consideration was estimated utilizing an income approach and was based on the Company's expectation of achieving the contractually defined homeowner contract conversion and retention targets. The fair value of the deferred payments to seller recognized on the transaction date was estimated by calculating the risk adjusted present value of the deferred cash payments. The fair values of the assets acquired and liabilities assumed were based on the Company's estimates and assumptions using various market, income, and cost valuation approaches. Of the total consideration for these transactions, $13.3 million was attributable to goodwill, $8.4 million was attributable to intangible assets, $8.9 million was attributable to receivables, $11.8 million was attributable to liabilities for advanced deposits received from guests (consisting of funds payable to owners, hospitality and sales taxes payable, deferred revenues, and future stay credits), and the remaining amount was attributable to other acquired assets and assumed liabilities which were not material. The intangible assets primarily consist of homeowner contract intangible assets amortized over five years. Pro forma and historical post-closing results of operations for these transactions were not material to the Company’s condensed consolidated statements of operations. Transaction costs associated with these other business combinations completed during the three months periods ended March 31, 2022 were not material and were expensed as incurred.

During the three months ended March 31, 2022, the Company recorded measurement period adjustments related to the TurnKey acquisition and certain portfolio transactions that occurred in prior periods. For more information about these acquisitions, see the Company's 2021 Annual Report. The impact of the measurement period adjustments was an increase to goodwill of $9.8 million, an increase to liabilities for advanced deposits received from guests (consisting of funds payable to owners, hospitality and sales taxes payable, deferred revenues, and future stay credits) of $8.7 million, and a decrease to intangible assets of $1.2 million. The remaining changes in purchase consideration, acquired assets, and assumed liabilities were not material. As of March 31, 2022, the purchase price allocation for the TurnKey acquisition was finalized.

The purchase price allocations for the portfolio transactions completed from the second quarter of 2021 through the first quarter of 2022 are preliminary, and the Company has not obtained and evaluated all of the detailed information necessary to finalize the opening balance sheet amounts in all respects. The Company recorded the purchase price allocations based upon information that is currently available.

Note 4 — Acquisitions

The Company’s growth strategy includes expanding the number of vacation rental properties on its platform through individual additions, portfolio transactions, and strategic acquisitions. While the Company onboards individual vacation rental properties through its direct sales team, the Company engages in portfolio transactions and strategic acquisitions to onboard multiple homes in a single transaction. Portfolio and strategic acquisitions are generally accounted for as business combinations. The goodwill resulting from portfolio transactions and strategic acquisitions arises largely from synergies expected from combining the operations of the businesses acquired with the Company’s existing operations, as well as from benefits derived from gaining the related assembled workforce.

Fiscal 2021

On April 1, 2021, the Company completed its strategic acquisition of the operations of TurnKey Vacation Rentals, Inc. (TurnKey), a provider of property management and marketing services for residential real estate owners in the United States. The acquisition of the operations of TurnKey expands the Company’s footprint of vacation properties under management in current and adjacent markets. In accordance with the contribution agreement, the Company acquired all of the issued and outstanding equity interests of Turnkey Vacation Rentals LLC, which comprised of all the historical operations of Turnkey. The equity interests were acquired for total purchase consideration of $618.8 million which was comprised of the following (in thousands):

Fair Value
Cash consideration paid	$45,000
Issuance of common units	573,800
Total purchase consideration	$618,800

The acquisition was accounted for under the acquisition method of accounting. The fair values assigned to the assets acquired and liabilities assumed were based on the Company’s estimates and assumptions using various market, income, and cost valuation approaches. The following table summarizes the allocation of fair value of assets acquired and liabilities assumed in the transaction (in thousands):

Amount
Cash and cash equivalents	$40,461
Restricted cash	14,444
Accounts receivable, net	3,548
Prepaid expenses and other current assets	7,614
Property and equipment	1,494
Intangible assets	107,600
Total assets acquired	175,161
Accounts payable	(8,446)
Funds payable to owners	(20,393)
Hospitality and sales taxes payable	(5,575)
Deferred revenue	(5,953)
Future stay credits	(10,601)
Accrued expenses and other liabilities	(8,474)
Other long-term liabilities	(6,385)
Total liabilities assumed	(65,827)
Net assets purchased	109,334
Goodwill	509,466
Total purchase consideration	$618,800

The Company’s identifiable intangible assets acquired consisted of the following as of the acquisition date (in thousands):

	Estimated Useful Life (Years)	Fair Value
Homeowner contracts	5	$102,300
Database and listings	1	$3,400
Trademark, trade name, brand name	1	$1,900
Total identifiable intangible assets		$107,600

Goodwill is primarily attributable to the assembled workforce and anticipated synergies and economies of scale expected from the integration of the acquired business. The goodwill balance is not deductible for U.S. income tax purposes. Third party acquisition costs were $7.7 million for the year ended December 31, 2021. These costs were expensed as incurred as a component of general and administrative expense in the consolidated statement of operations. The Company’s consolidated financial statements include the accounts of TurnKey starting as of the acquisition date.

Unaudited Supplemental Pro Forma Information

The pro forma financial information as presented below is for informational purposes only and is not indicative of operations that would have been achieved from the TurnKey acquisition had it occurred at the beginning of fiscal 2020. Supplemental information on an unaudited pro forma basis is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Revenue	$920,620	$585,848
Net loss	(149,622)	(136,510)

The unaudited pro forma supplemental amounts have been calculated to reflect additional depreciation and amortization expense that would have been charged assuming the fair value adjustments to the acquired assets and assumed liabilities had been applied from the beginning of fiscal 2020, with the related tax effects.

Other Transactions

In addition to the TurnKey acquisition, the Company completed 29 separate portfolio transactions, accounted for as business combinations, for total consideration of $175.7 million, comprised of $107.8 million cash paid, net of cash and restricted cash acquired, $42.2 million of contingent consideration, and $25.7 million of deferred payments to sellers. The fair value of the contingent consideration was estimated utilizing an income approach and was based on the Company’s expectation of achieving the contractually defined homeowner contract conversion and retention targets. The fair value of the deferred payments to seller recognized on the transaction date was estimated by calculating the risk adjusted present value of the deferred cash payments. The fair values of the assets acquired and liabilities assumed were based on the Company’s estimates and assumptions using various market, income, and cost valuation approaches. Of the total consideration for these transactions, $123.5 million was attributable to goodwill, $75.7 million was attributable to intangible assets, net, $75.0 million was attributable to accounts receivable, net, $103.2 million was attributable to liabilities for advanced deposits received from guests (consisting of funds payable to owners, hospitality and sales taxes payable, deferred revenues, and future stay credits) and the remaining amount was attributable to other acquired assets and assumed liabilities which were not material. The intangible assets primarily consist of homeowner contract intangible assets amortized over four to five years. Pro forma and historical post-closing results of operations for these transactions were not material to the Company’s consolidated statements of operations. Transaction costs associated with these other business combinations completed as of December 31, 2021 were not material and were expensed as incurred.

The purchase price allocations for the portfolio transactions completed as of December 31, 2021 are preliminary, and the Company has not obtained and evaluated all of the detailed information necessary to finalize the opening balance sheet amounts in all respects. The Company recorded the purchase price allocations based upon information that is currently available.

Fiscal 2020

During the year ended December 31, 2020, the Company completed 18 separate portfolio transactions, accounted for as business combinations, for total consideration of $7.5 million, comprised of $2.7 million cash paid, net of cash and restricted cash acquired, $3.6 million of contingent consideration, and $1.2 million of deferred payments to sellers. The fair value of the contingent consideration was estimated utilizing an income approach and was based on the Company’s expectation of achieving the contractually defined homeowner contract conversion and retention targets. The fair value of the deferred payments to sellers recognized on the acquisition date was estimated by calculating the risk adjusted present value of the deferred cash payments. The fair values of the assets acquired and liabilities assumed were based on the Company’s estimates and assumptions using various market, income, and cost valuation approaches. Of the total consideration for these transactions, $5.5 million was attributable to goodwill, $5.3 million was attributable to intangible assets, and the remaining amount was attributable to other acquired assets and assumed liabilities which were not material. The intangible assets primarily consist of homeowner contract intangible assets amortized over four years. Pro forma and historical post-closing results of operations for these transactions completed during the year ended December 31, 2020 were not material to the Company’s consolidated statements of operations. Transaction costs associated with business combinations completed during the year were not material and were expensed as incurred.

Fiscal 2019

On October 22, 2019, the Company completed its strategic acquisition of Wyndham Vacation Rentals North America, LLC (Wyndham Vacation Rentals), a vacation rental property management company with properties located throughout North America. The Company purchased 100% of the membership interests in Wyndham Vacation Rentals from Wyndham Destinations, Inc. The total purchase consideration of $157.6 million was comprised of the following (in thousands):

Fair Value
Cash consideration paid	$156,404
Issuance of common units	1,172
Total purchase consideration	$157,576

The acquisition was accounted for under the acquisition method of accounting. The following table summarizes the final allocation of fair value of assets acquired and liabilities assumed in the transaction (in thousands):

Amount
Cash	$42,429
Other current assets	9,838
Property, plant, and equipment	35,539
Identifiable intangible assets	79,247
Other assets	1,201
Total assets acquired	168,254
Current liabilities	(62,553)
Other liabilities	(2,677)
Total liabilities assumed	(65,230)
Net assets purchased	103,024
Goodwill	54,552
Total purchase consideration	$157,576

The Company’s identifiable intangible assets acquired consisted of the following as of the acquisition date (in thousands):

	Estimated Useful
	Life (Years)	Fair Value
Trademarks and tradenames	2	$5,500
Database and listings	5	14,540
Favorable leasehold interests	2	127
Homeowner contracts	10	59,080
Total identifiable intangible assets		$79,247

Goodwill is primarily attributable to the assembled workforce and anticipated synergies and economies of scale expected from the integration of the acquired business. The goodwill balance is deductible for U.S. income tax purposes. Third party acquisition costs of $1.3 million were expensed as incurred as a component of general and administrative expense in the consolidated statement of operations for the year ended December 31, 2019. The Company’s consolidated financial statements include the accounts of Wyndham Vacation Rentals starting as of the acquisition date.

Unaudited Supplemental Pro Forma Information

The pro forma financial information as presented below is for informational purposes only and is not indicative of operations that would have been achieved from the Wyndham Vacation Rentals acquisition had it occurred at the beginning of fiscal 2019. Supplemental information on an unaudited pro forma basis is as follows (in thousands):

Year Ended December 31, 2019
Revenue	$505,957
Net loss	(85,261)

The unaudited pro forma supplemental amounts have been calculated to reflect additional depreciation and amortization expense that would have been charged assuming the fair value adjustments to the acquired assets and assumed liabilities had been applied from the beginning of fiscal 2019 with the related tax effects.

Other Transactions

In addition to the Wyndham Vacation Rentals acquisition, the Company completed 30 separate portfolio transactions, accounted for as business combinations, for total consideration of $13.5 million, comprised of $1.1 million of cash paid net of cash and restricted cash acquired, $5.4 million of contingent consideration, and $7.0 million of deferred payments to sellers. The fair value of the contingent consideration was estimated utilizing an income approach and was based on the Company’s expectation of achieving the contractually defined homeowner contract conversion and retention targets. The fair value of the deferred payments to seller recognized on the acquisition date was estimated by calculating the risk adjusted present value of the deferred cash payments. The fair value of the remaining assets and liabilities assumed were based on the Company’s estimates and assumptions using various market, income, and cost valuation approaches. Of the total consideration for these transactions, $13.5 million was attributable to goodwill, $9.5 million was attributable to intangible assets, and the remaining amount was attributable to other acquired assets and assumed liabilities, which were not material. The intangible assets primarily consist of homeowner contract intangible assets amortized over four years. Pro forma and historical post-closing results of operations for transactions completed during the year ended December 31, 2019 were not material to the Company’s consolidated statements of operations. Transaction costs associated with business combinations completed during the year were not material and were expensed as incurred.